Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

In accordance with ASC 740-270, the Company calculates the interim tax expense based on an annual effective tax rate (“AETR”). The AETR represents the Company’s estimated effective tax rate for the year based on full year projection of tax expense, divided by the projection of full year pretax book loss, adjusted for discrete transactions occurring during the period. The annual effective tax rate for the three months ended March 31, 2022 was 0.0%,

As of March 31, 2022, the Company has recorded no income tax liability.

14. INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment. The Company recognizes interest and penalties related to unrecognized tax benefits within income tax expense.

The amounts in the following table are included in net loss from discontinued operations, net of tax. The provision (benefit) for income taxes for the years ended December 31, 2021 and 2020 consists of:

	2021	2020
Current (benefit) provision
Federal	$-	$-
State	-	-
Total Current	-	-

Deferred (benefit) provision
Federal	$3,724	$3,724
State	6,511	6,511
Total Deferred	$10,235	$10,235

Total Provision	$10,235	$10,235

The statutory federal income tax rate (21 percent) for the years ended December 31, 2021 and 2020 is reconciled to the effective income tax rate as follows:

	2021		2020
	Tax	Percentage	Tax	Percentage
Income Taxes At Statutory Federal Income Tax Rate	$(2,202,256)	21.00%	$(2,517,221)	21.00%
State Taxes, Net Of Federal Income Tax Benefit	6,511	(0.06)	6,511	(0.05)
Meals & Entertainment	-	0.00	261	0.00)
Penalties and Fines	-	0.00	-	0.00
Return to Provision Adjustment - Permanent Items	-	0.00	-	0.00
Deferred Only Adjustment	-	0.00	(228,539)	1.91
Change in Valuation Allowance	1,838,803	(17.53)	200,791	(1.68)
Section 280E Expense Disallowance	367,177	(3.50)	2,548,431	(21.26)
Other	-	0.00	-	0.00
Effective tax	$10,235	(0.10)%	$10,235	(0.09)%

Deferred tax assets and liabilities by type at December 31, 2021 and 2020 are as follows:

Deferred Tax Assets (Liabilities):	2021	2020
Stock Compensation	$(7,335)	$62,606
Stock Compensation - Options	259,057	-
Accrued Salary	44,384	-
Trademark/Trade Name	(8,033)	(4,765)
Developed Manufacturing Process - Extraction	(53,747)	(31,884)
Customer Relationships	1,947	1,158
Patent	3,589	-
In-Process Research & Development - CryoCann	(26,376)	-
Goodwill - CMI	179,892	168,688
In-Process Research & Development - CMI	98,135	105,985
Goodwill - CryoCann	3,490	-
NOL - Federal Pre-2018	43,367	43,367
NOL - Federal Post-2017	2,097,542	377,529
NOL - State	608,703	294,183
Deferred Tax Assets (Liabilities)	$3,244,615	$1,016,867

Valuation Allowance	(3,269,776)	(1,031,792)

Net Deferred Tax Assets (Liabilities)	$(25,160)	$(14,926)

At December 31, 2021 and 2020, the Company had federal net operating loss carryforwards of approximately $10,194,806 and $2,004,266 that may be offset against future taxable income from the years 2022 through 2041. State net operating losses were approximately $16,641,692 and $8,042,840 at December 31, 2021 and 2020.  However, as a result of the 2017 Tax Cuts and Jobs Act (“TCJA”) and the 2020 Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), any federal net operating losses generated in years beginning after December 31, 2017 and before January 1, 2022 can be carried forward indefinitely to offset taxable income in future periods. The amount of NOLs with no expiration totaled $9,988,297 as of December 31, 2021. The deferred tax assets before valuation allowance for the net operating losses were $2,749,613 and $715,079 as of December 31, 2021 and 2020. Should a change in ownership occur, the NOLs would be subject to the limitations set forth under IRC Section 382.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. On the basis of this evaluation, as of December 31, 2021, the Company has recorded a full valuation allowance against its net deferred tax assets. The valuation allowance is estimated to be approximately $3,269,776 and $1,031,792 for the years ended December 31, 2021 and 2020, respectively. However, because deferred tax liabilities related to indefinite lived intangibles cannot be used as a source of income to recognize deferred tax assets with definite lives, the recorded valuation allowance exceeded the net deferred assets resulting in an overall net deferred tax liability, as reflected in the table above.

The Company has adopted the provisions of ASC 740 which prescribe the procedures for recognition and measurement of tax positions taken or expected to be taken in income tax returns. As of December 31, 2021, the Company does not have an accrual relating to uncertain tax positions. It is not anticipated that unrecognized tax benefits would significantly increase or decrease within 12 months of the reporting date.